Investment of affiliates	12 Months Ended
Dec. 31, 2021
Investments in and Advances to Affiliates [Abstract]
Investment of affiliates

NOTE 20 – INVESTMENT IN AFFILIATES

Navios Europe I: On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe I and had ownership interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of: (i) cash which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe I revolving loans of up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). In December 2018, the availability under the Revolving Loans I was increased by $30,000.

Following the liquidation of Navios Europe I, Navios Partners acquired five vessel owning companies for a fair value of $56,083 in total.

Navios Europe II: On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. From June 8, 2015 through December 31, 2015, Navios Europe II acquired fourteen vessels for aggregate consideration consisting of: (i) cash consideration of $145,550 (which was funded with the proceeds of a $131,550 senior loan facilities net of loan discount amounting to $3,375 (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans II”); and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147, at the acquisition date. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners have also made available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the amount of funds available under the Navios Revolving Loans II was increased by $14,000.

Following the liquidation of Navios Europe II, Navios Partners acquired five vessel owning companies for a fair value of $56,050 in total.

Navios Containers:

As of December 31, 2020 and 2019, Navios Partners held 11,592,276 common units, representing an ownership interest in Navios Containers of 35.7% and 33.5% respectively. Investment income of $1,133 and $2,532 was recognized in the Consolidated Statements of Operations under the caption of “Equity in net earnings of affiliated companies” for each of the years ended December 31, 2020 and 2019, respectively.

Based on the Company's evaluation of the duration and magnitude of the fair value decline for approximately twelve months as of December 31, 2019, the Company concluded that the decline in the fair value of its investment below its carrying value was not temporary. Thus, an OTTI loss of $42,603 was recognized as of December 31, 2019, being the difference between the fair value of $25,025 and the carrying value of the investment of $67,628.

The fair value of Navios Partners’ equity investment in Navios Containers was based on unadjusted quoted prices in active markets for Navios Containers’ common units. The fair value of Navios Partners’ equity investment in Navios Containers as at December 31, 2020 was $47,528 compared with its carrying value of $26,158.

On January 4, 2021, Navios Containers and the Company announced that they entered into a definitive merger agreement under which the Company would acquire all of the publicly held common units of Navios Containers in exchange for common units of the Company (the “Transaction”). The Transaction was approved by the necessary common unit holders of Navios Containers at a special meeting held on March 24, 2021. The General Partner of Navios Containers had consented to the NMCI Merger, and the Company voted the Navios Containers’ common units it holds in favor of the Transaction. The Transaction was completed on March 31, 2021. Under the terms of the Transaction, Navios Partners acquired all of the publicly held common units of Navios Containers through the issuance of 8,133,452 newly issued common units of Navios Partners in exchange for the publicly held common units of Navios Containers at an exchange ratio of 0.39 units of Navios Partners for each Navios Containers common unit (see Note 3 – Acquisition of Navios Containers and Navios Acquisition).

Following the results of the significant tests performed by the Company, it was concluded that Navios Containers met the significance threshold requiring summarized financial information for the affiliated company to be presented for each of the years ended December 31, 2020 and 2019. Since Navios Europe I and Navios Europe II were liquidated on December 13, 2019 and June 29, 2020, balances are presented only for the year ended December 31, 2019.

	For the year ended December 31, 2019
Income Statement	Navios Europe I	Navios Europe II
Revenue	$36,822	$46,718
Net loss	$(18,575)	$(30,203)